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1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

September 22, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated May 1, 2011, and revised as of September 9, 2011, relating to the following series of the Registrant: NVIT Developing Markets Fund, NVIT Emerging Markets Fund and Oppenheimer NVIT Large Cap Growth Fund, as filed pursuant to Rule 497(e) under the 1933 Act on September 9, 2011 (Accession Number: 0001496688-11-000253).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman